General and Administrative Expenses	12 Months Ended
Dec. 31, 2018
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 17 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year ended December 31
	2018	2017	2016
	U.S. dollars in thousands

Payroll and related expenses	667	661	382
Share-based payment	190	576	902
Professional fees	885	749	731
Other	183	164	108
	1,925	2,150	2,123